ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

Supplement dated October 7, 2022 to the

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information,

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Academic Strategies Asset Allocation Portfolio (the Portfolio), and the Prospectus and the Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust's Prospectus and SAI.

The Board of Trustees of the Trust (the Board) recently approved: (i) a new subadvisory agreement among PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and Systematica Investments Limited, acting as general partner of Systematica Investments LP (Systematica) with respect to the currency sleeve of the Portfolio (the New Subadvisory Agreement); and (ii) new sub-subadvisory agreements (together with the New Subadvisory Agreement, the New Agreements) between Systematica and each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates, and together with Systematica, the Systematica Group). The New Agreements were approved in connection with the anticipated acquisition of the business of First Quadrant, LLC (FQ), the current subadviser responsible for the currency sleeve of the Portfolio, by Systematica. The New Agreements will become effective on December 1, 2022.

The Board's approval of the New Agreements will not result in any changes to the investment management fee paid by the Portfolio to the Manager, to the subadvisory fee paid by the Manager with respect to the currency sleeve of the Portfolio, or to any other fees or expenses of the Portfolio. Jennison Associates LLC, J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., PGIM, Inc., PGIM Quantitative Solutions LLC, Wellington Management Company LLP, Western Asset Management Company, LLC and Western Asset Management Company Limited will remain as subadvisers to the Portfolio.

To reflect these changes, the Portfolio's Summary Prospectus and the Trust's Prospectus and SAI are hereby revised as follows, effective December 1, 2022:

I.All references and information pertaining to FQ and any of the business and operations of FQ are hereby removed.

II.The table in the "MANAGEMENT OF THE PORTFOLIO" section of the Summary Prospectus and table in the "MANAGEMENT OF THE PORTFOLIO" section of the Prospectus is hereby revised by adding the information set forth below:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
	Systematica Investments			December, 2022
Limited, acting as general
partner of Systematica
Investments LP*

*Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.

III.The Section of the Prospectus entitled MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO—Principal Investment Policies" is hereby revised by adding the information set forth below:

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Subadvisers	Investment Categories and Strategies
Systematica Investments Limited, acting as general	Currency
partner of Systematica Investments LP (Systematica)*

*Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.

CURRENCY (SYSTEMATICA): The investment objective for the currency sleeve is to seek to maximize return for a prescribed level of risk by making investments in developed market currencies seeking to take advantage of perceived market anomalies. The goal of the mandate is to seek to add value by opportunistically overweighting and underweighting developed market currencies.
Systematica, the sleeve's subadviser, together with its Systematica Permitted Delegates, use an active currency strategy designed to deliver uncorrelated returns (or alpha) at a prescribed level of risk. Systematica's investment process is systematic, fundamentally-based, and seeks to exploit the drivers of relative value of currency markets while taking advantage of influences of both short-term and long-term capital flows, trade flows, and supply/demand pressures.
IV.	The paragraph relating to FQ in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED –
INVESTMENT SUBADVISERS" is hereby deleted and replaced with the following:
Systematica Investments Limited, acting as general partner of Systematica Investments LP (Systematica)
Systematica launched in January 2015 after a decade of experience managing investor capital and a track record dating back to 2004. Systematica is a technology-driven firm focused on a quantitative and systematic approach to investing.
The firm was founded by Leda Braga and has an investment philosophy based upon a disciplined research process and technological innovation. The Systematica Group has a global presence with offices in Jersey, Geneva, London, New
York, Singapore and Shanghai. Systematica is licensed and regulated for the relevant classes of fund services business by the Jersey Financial Services Commission under the Financial Services (Jersey) Law 1998, as amended from time to time. Systematica Investments Limited is registered as an investment adviser with the U.S Securities and Exchange
Commission under the United States Investment Advisers Act of 1940, as amended. Systematica Investments Limited is also registered with the United States Commodity Futures Trading Commission as a commodity trading advisor and as a commodity pool operator and is a member of the U.S National Futures Association in such capacity and is approved as a swap firm.

V.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadvisers	Fee Rate

AST Academic	Systematica Investments	0.65% of average daily net assets to $100 million;
Strategies Asset	Limited, acting as general	0.55% of average daily net assets from $100 million to $200
Allocation Portfolio	partner of Systematica	million; and
	Investments LP*	0.50% of average daily net assets over $200 million.

*Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub-subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP. The fees for the services of the Systematica Permitted Delegates are paid by Systematica, not the Portfolio or the Manager.

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VI.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES"
is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:
Systematica Investments Limited, acting as general partner of Systematica Investments LP/ Systematica
Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments
Guernsey LP/ Systematica Investments Singapore Pte. Ltd/ Systematica Investments UK LLP (collectively, the
Systematica Group)
Compensation
Partner-level employees receive an annual salary or monthly drawing from the relevant partnership, may be considered for a discretionary award from the employing company or relevant partnership, and may receive a share of the partnership income (the quantum of which is dependent on their interest).
Employees receive an annual salary and may be considered for a discretionary bonus relating to the previous performance year payable to them in January.
All bonuses are discretionary and are decided by the senior management members who form the Systematica Group's compensation committee. Partners and employees who receive a high enough level of total compensation or are employed in a senior position, may have part of their discretionary award subject to deferral until at least November
1st in the following performance year. The compensation committee may defer part of any discretionary award, to partners or employees, longer than the standard nine months in the event of a large discretionary award in line with the compensation and deferral policy.
Potential Conflicts of Interest
The Systematica Group has in place a conflict of interest policy (the Conflicts of Interest Policy). The Conflicts of
Interest Policy establishes policies and procedures designed to seek to achieve the following main goals: (i) identifying the circumstances which may constitute or give rise to a potential conflict of interest (the Systematica Group vs. client or client vs. client) entailing a material risk of damage to the interests of one or more clients; and (ii) establishing procedures to be followed and measures to be adopted in order to manage such conflicts. Employees are required to familiarize themselves with the Conflicts of Interest Policy and communicate all conflicts or potential conflicts of interest to the chief compliance officer.
The identification/review of conflicts of interest is carried out by the Systematica Group's legal and compliance team.
In line with the applicable regulatory requirements, the Systematica Group has taken, and will take, in the course of its activities, all reasonable steps to identify conflicts of interest between the Systematica Group (including its principals, employees or any person directly or indirectly linked to them by control) and its clients or its employees, conflicts of interest between two or more clients and/or any other conflict of interest that may have a material impact on the Systematica Group's business. A list of such potential conflicts of interests follows, but the below does not purport to be a complete list.
Other Clients
Systematica, its Systematica Permitted Delegates and/or their respective affiliates or any person connected with them may from time to time act as manager, investment manager, sub-investment manager, custodian, sub-custodian, registrar, prime broker, broker, execution broker, director, administrator, investment adviser, dealer, service provider, distributor or sales agent in relation to, or be otherwise involved in, other investment funds, accounts and other vehicles
(including funds, accounts and vehicles which may invest, either directly or indirectly, in the Portfolio, and in which the Portfolio may invest, either directly or indirectly) which have the same, similar or different objectives to those of the Portfolio. It is, therefore, possible that such funds, accounts and other vehicles may, in the course of business, have actual or potential conflicts of interest with the Portfolio. Systematica Investments Limited, Systematica Investments
LP, the Systematica Permitted Delegates or any of their affiliates or any person connected with them may invest in, directly or indirectly, or manage or advise other investment funds, vehicles or accounts which invest in assets which may also be purchased or sold by the Portfolio. None of Systematica Investments Limited, Systematica Investments

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LP, the Systematica Permitted Delegates or any of their affiliates or any person connected with them is under any obligation to offer investment opportunities of which any of them becomes aware to the Portfolio or to account to the Portfolio in respect of (or share with the Portfolio or inform the Portfolio of) any such transaction or any benefit received by any of them from any such transaction.

Allocation of Trades, Investment Opportunities and/or Strategies

Systematica and its Systematica Permitted Delegates will act in a manner that they consider fair in allocating investment opportunities, individual trades and/or strategies to the Portfolio in accordance with processes established by the Systematica Group, but otherwise have no specific obligations or requirements concerning the allocation of time, effort, investment opportunities, trades and/or strategies to the Portfolio or any restrictions on the nature or timing of investments for other accounts, vehicles or funds which Systematica and its Systematica Permitted Delegates or their directors, employees, members, related parties, affiliates and connected persons (and their respective directors, members and employees) may manage or advise (collectively, Other Accounts). In relation to the allocation of trades, such processes include controls to determine allocations on a pre-trade basis and the use of a model to seek to ensure fair allocation. In the case of a partially filled trade, allocations are proportional to the pre-trade order quantity, such that each client participating in the order receives a pro rata fill.

None of Systematica and its Systematica Permitted Delegates or their directors, employees, members, related entities, affiliates or connected persons (and their respective directors, members and employees) is obligated to devote any specific amount of time to the affairs of the Portfolio, and none will be required to accord exclusivity or priority in respect of the Portfolio in the event of limited investment opportunities.

Order Aggregation and Average Pricing

If Systematica and/or one of the Systematica Permitted Delegates determines that the purchase or sale of a security is appropriate with regard to the Portfolio and any Other Accounts, Systematica and its Systematica Permitted Delegates may, but are not obligated to, purchase or sell such a security on behalf of such Other Accounts with an aggregated order, for the purpose of reducing transaction costs, to the extent permitted by applicable law and regulation. When trades are performed for several clients simultaneously, a model calculates the relevant position for each account and then amalgamates those trades into one order which is executed in the market. In accordance with the Systematica Group's investment policy and taking into account the strategy and investment restrictions and other limitations applicable to each client (including, without limitation, the risk profile and any concentration limits), an allocation algorithm fills the client orders pro rata and executed trades for each price level are allocated to each client in proportion to the size of such client's desired order. Investors should note, however, that aggregation may on some occasions operate to the disadvantage of the Portfolio, or the Other Accounts whose transactions are to be aggregated, due to the larger order size impacting market timing and the corresponding price at which the order is fulfilled.

When orders are not aggregated, trades generally will be processed in the order that they are placed with the execution broker or counterparty selected by Systematica and its Systematica Permitted Delegates. As a result, certain trades in the same security for one Other Account (including an Other Account in which Systematica and/or the relevant Systematica Permitted Delegate and their personnel may have a direct or indirect interest) may receive more or less favourable prices or terms than another Other Account, and orders placed later may not be filled entirely or at all, based upon the prevailing market prices at the time of the order or trade. In addition, some opportunities for reduced transaction costs and economies of scale may not be achieved.

Non-Public Information

From time to time, Systematica, its Systematica Permitted Delegates and/or their affiliates may come into possession of non-public information concerning specific companies, although internal procedures are intended to prevent the receipt of such information. Under applicable securities laws, this may limit their flexibility to buy or sell portfolio securities issued by such companies. Investment flexibility may be constrained as a consequence of the Systematica's and its Systematica Permitted Delegates' inability to use such information for investment purposes.

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Best Execution

While Systematica and its Systematica Permitted Delegates will take steps to ensure that placement of trades are consistent with their duty to obtain best execution, it cannot be guaranteed that at all times Systematica and its Systematica Permitted Delegates will achieve best price in the placement of trades for the Portfolio (or the sleeve thereof managed by Systematica and its Systematica Permitted Delegates).

Compensation Arrangements

Systematica and its Systematica Permitted Delegates could be subject to a conflict of interest because varying compensation arrangements with respect to the Portfolio and Other Accounts could incentivize Systematica and its Systematica Permitted Delegates to manage the relevant sleeve of the Portfolio and such Other Accounts differently. These and other differences could make the Portfolio less profitable to Systematica and its Systematica Permitted Delegates than certain Other Accounts. Members of the Systematica Group will allocate resources as they in their sole discretion consider appropriate in managing the relevant sleeve of the Portfolio and the assets of any Other Accounts in accordance with their respective investment objectives and approaches.

Investments in Securities by Systematica Personnel

The Systematica Group has an internal compliance policy which places restrictions on personal trades by employees, including that they disclose their personal holdings and transactions to Systematica and its Systematica Permitted Delegates on a periodic basis, and requires that employees pre-clear certain types of personal transactions. Subject to internal compliance policies and approval procedures, partners and employees of the Systematica Group may engage, from time to time, in personal trading of securities/currencies, including securities/currencies in which the Portfolio may invest.

Selection of Broker-Dealers and Counterparties

Systematica and its Systematica Permitted Delegates may be subject to conflicts relating to their selection of execution brokers, dealers and counterparties on behalf of the Portfolio. Transactions for the relevant sleeve of the Portfolio managed by Systematica and its Systematica Permitted Delegates will be allocated to execution brokers, dealers and counterparties on the basis of numerous factors and not necessarily lowest pricing. Execution brokers, dealers and counterparties may provide other services that are beneficial to Systematica, its Systematica Permitted Delegates or Other Accounts, but not necessarily beneficial to the Portfolio (or the sleeve thereof managed by Systematica and its Systematica Permitted Delegates).

Ownership Structure of the Systematica Group

The members of the Systematica Group are ultimately majority-owned by the management of Systematica. Two entities that are each wholly owned by Affiliated Managers Group, Inc. (AMG) hold the remaining ownership interests in the Systematica Group. AMG is a global asset management company and may from time to time be involved with other investment funds and other vehicles which have similar or different objectives to those of the Portfolio. It is, therefore, possible that AMG may, in the course of business, have potential conflicts of interest with the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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